Related Party Matters (Details)						12 Months Ended
	Mar. 01, 2023 USD ($)	Jun. 14, 2022	May 18, 2022 USD ($) shares	Mar. 01, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 agreement	Nov. 10, 2022	Jun. 30, 2022
Related Party Transaction [Line Items]
Related party transaction, compensation agreement, termination advance notice, duration					15 days
2014 Plan
Related Party Transaction [Line Items]
Granted (in shares) | shares						388,555
Percentage of share reserve of the number of issued and outstanding shares.		5.00%
2022 Employee Stock Purchase Plan | Employee Stock
Related Party Transaction [Line Items]
Percent limit										15.00%
Emerald Health Therapeutics Inc
Related Party Transaction [Line Items]
Exchange ratio									1.95
Dr. Avtar Dhillon | Consulting Agreement
Related Party Transaction [Line Items]
Related party, fees incurred under agreement in the period						$ 35,087	$ 46,684
Emerald Health Biotechnology Espana, S.L.U. | Collaborative Research Agreement
Related Party Transaction [Line Items]
Number of collaborative research agreements | agreement								2
Emerald Health Biotechnology Espana, S.L.U. | Collaborative Research Agreement | Emerald Health Research, Inc
Related Party Transaction [Line Items]
Ownership percentage								100.00%
Jim Heppell | Independent Contractor Services Agreement
Related Party Transaction [Line Items]
Initial term of research agreement			1 year
Collaborative arrangement, rights and obligations, renewal term of agreement			1 year
Related Party Transaction, Termination Payment	$ 74,700
Granted (in shares) | shares			16,000
Severance costs						0	139,615
Outstanding accounts payable							16,600
Other current liabilities							75,503
Related party transaction, increase in monthly fee			$ 16,600
Termination terms, period following uncured breach			60 days
Monthly fee			$ 6,300
Brother Of CEO | Consulting Agreement
Related Party Transaction [Line Items]
Annual rate per hour					$ 73
Independent Contractor Agreement | Dr. Avtar Dhillon
Related Party Transaction [Line Items]
Accrued expense under agreement							87,927
Exclusive Sponsored Research Agreement | EHBE
Related Party Transaction [Line Items]
Related party transaction, accrued expenses						50,000	200,000
Research and development						39,167	167,000
ESRA Agreement, Screening Platform For Anteroposterior Ocular Diseases
Related Party Transaction [Line Items]
Outstanding accounts payable						0	47,001
Other current liabilities						0	7,835
ESRA Agreement, Screening Platform For Anteroposterior Ocular Diseases | EHBE
Related Party Transaction [Line Items]
Outstanding accounts payable						0	50,000
Annual retainer amount				$ 190,500
Consulting Agreement
Related Party Transaction [Line Items]
Other current liabilities						$ 0	$ 12,511